31 Net revenues (Details Narrative) - One Client [Member]	12 Months Ended
Dec. 31, 2019
RevenueLineItems [Line Items]
Percentage of entity's revenue	10.00%
Chemicals [Member]
RevenueLineItems [Line Items]
Percentage of entity's revenue	2.40%